Label	Element	Value
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	£ 8,050,000,000	[1]
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	9,073,000,000	[1]
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	7,404,000,000
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	28,000,000	[1]
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	0	[1]
Bank acceptance assets, classified as cash equivalents	c070_BankAcceptanceAssetsClassifiedAsCashEquivalents	22,677,000,000
Bank acceptance assets, classified as cash equivalents	c070_BankAcceptanceAssetsClassifiedAsCashEquivalents	24,656,000,000	[1]
Bank acceptance assets, classified as cash equivalents	c070_BankAcceptanceAssetsClassifiedAsCashEquivalents	29,026,000,000	[1]
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	0
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	0	[1]
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	3,149,000,000	[1]
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	356,000,000	[1]
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	917,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	682,000,000	[1]
Equity, adjusted balance	c070_EquityAdjustedBalance	70,955,000,000
Issued capital and share premium [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	14,462,000,000	[2]
Other reserves and other shareholders equity [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	309,000,000	[2]
Equity attributable to owners of parent [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	67,433,000,000
Other equity interest [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	6,486,000,000	[2]
Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	(175,000,000)	[2]
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	(22,000,000)	[3]
Non-controlling interests [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	3,522,000,000
Reserve of cash flow hedges [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	954,000,000	[3]
Retained earnings [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	42,365,000,000
Retained earnings [member] | Barclays Bank PLC [member]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	ifrs-full_IncreaseDecreaseThroughTransferBetweenRevaluationReserveAndRetainedEarnings	12,092
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	0	[3]
Reserve of exchange differences on translation [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	£ 3,054,000,000	[3]

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]	For further details refer to Note 30 .
[3]	For further details refer to Note 31 .